As filed with the Securities and Exchange Commission on April 13, 2020
Securities Act File No. 002-74452
Investment Company Act File No. 811-03290

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 107 ☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 108 ☒
(Check appropriate box or boxes) __________________
BlackRock Variable Series Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski BlackRock Variable Series Funds, Inc. 55 East 52nd Street New York, New York 10055

(Name and Address of Agent for Service)
Copies to:
Counsel for the Fund:	Janey Ahn, Esq.
John A. MacKinnon, Esq.	BlackRock Advisors, LLC
Sidley Austin LLP	55 East 52nd Street
787 Seventh Avenue	New York, New York 10055
New York, New York 10019
__________________
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ On May 1, 2020 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Common Stock, par value, $0.10 per share. This filing relates solely to the BlackRock 60/40 Target Allocation ETF V.I. Fund.

Explanatory Note

This Post-Effective Amendment No. 107 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 108 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Variable Series Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 1, 2020, the effectiveness of the registration statement for BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”), filed in Post-Effective Amendment No. 106 on February 14, 2020, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 107 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 106 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on April 13, 2020.

BlackRock Variable Series Funds, Inc. (Registrant)

on behalf of

BlackRock 60/40 Target Allocation ETF V.I. Fund

By: /s/ John M. Perlowski
                                                                       (John M. Perlowski,
                                                          President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

___________/s/ John M. Perlowski_____________ (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	April 13, 2020
____________/s/ Neal J. Andrews______________ (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	April 13, 2020
Bruce R. Bond* (Bruce R. Bond)	Director
Susan J. Carter* (Susan J. Carter)	Director
Collette Chilton* (Collette Chilton)	Director
Neil A. Cotty* (Neil A. Cotty)	Director
Lena G. Goldberg* (Lena G. Goldberg)	Director
Henry R. Keizer* (Henry R. Keizer)	Director
Cynthia A. Montgomery* (Cynthia A. Montgomery)	Director
Donald C. Opatrny* (Donald C. Opatrny)	Director
Joseph P. Platt* (Joseph P. Platt)	Director
Mark Stalnecker* (Mark Stalnecker)	Director
Kenneth L. Urish* (Kenneth L. Urish)	Director
Claire A. Walton* (Claire A. Walton)	Director
Robert Fairbairn* (Robert Fairbairn)	Director

*By: /s/ Janey Ahn (Janey Ahn, Attorney-In-Fact)		April 13, 2020